RELATED PARTY TRANSACTIONS (Details) - Joint ventures where entity is venturer - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Non-Interest Bearing Receivable
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions beginning balance	$ 0.2	$ 0.0	$ 0.2	$ 0.2
Advances	0.2	0.0	0.7	0.0
Repayments	(0.3)	0.0	(0.8)	(0.2)
Amounts receivable, related party transactions ending balance	0.1	0.0	0.1	0.0
Interest Bearing Receivable
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions beginning balance	33.1	30.2	31.3	29.3
Advances	2.8	0.3	4.6	1.2
Amounts receivable, related party transactions ending balance	$ 35.9	$ 30.5	$ 35.9	$ 30.5
Interest Bearing Receivable | Floating interest rate
Disclosure of transactions between related parties [line items]
Borrowings, adjustment to interest rate basis			2.00%